Income Tax - Summary of Deferred Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Deferred tax assets	¥ 7,736	¥ 8,917
Deferred tax liabilites	(1,417)	(1,447)
Net deferred tax	¥ 6,319	¥ 7,470